Jan. 28, 2021
Independent Franchise Partners US Equity
Independent Franchise Partners US Equity Fund
Investment Objective
The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or the “Fund”) seeks to achieve an attractive long-term rate of return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 43.46% of the average value of its portfolio.
Principal Investment Strategies
Independent Franchise Partners, LLP (the “Adviser”) pursues the Fund’s investment strategy by investing in a portfolio of equity securities. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of companies deriving a significant portion of their revenue from the U.S.; or with a primary listing on a United States (“U.S.”) stock exchange; or that have their principal place of business or operations in the U.S. Equity securities in which the Fund may invest include common and preferred stocks, securities convertible, or exchangeable into common stocks, warrants, rights to purchase common stocks and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). The Fund may invest up to 20% of the value of its net assets in non-U.S. equity securities, including equity securities in emerging markets. The Fund may also invest up to 10% of its net assets in cash and cash equivalents.It is the intention of the Adviser that the Fund’s portfolio will be limited to 20 to 40 securities.The Fund typically will buy equity securities of franchise (“Franchise”) companies. The Adviser defines a Franchise company to be a business with a high and sustainable return on capital. This generally arises because the company possesses a unique and durable intangible asset (such as a brand, license, patent, or distribution network) that provides a relatively consistent demand for its product or service. Franchise companies tend to exhibit the following characteristics:•Durable intangible assets (e.g. brands, licenses, patents);•Domestic/international growth potential;•Low capital intensity;•High free-cash generation;•Financial strength: comfortable coverage of fixed charges; and•Capable management.The Adviser may sell a security held by the Fund when one or more of these characteristics change or are no longer applicable to the company.The Fund may invest in securities with a wide range of market capitalizations.The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.Equity Risk. The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.Non-diversified Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a smaller number of securities than a “diversified” fund. Investing in non-diversified funds may result in greater volatility.Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual companies will perform as anticipated.Small and Medium Capitalization Companies. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.Foreign and Emerging Market Investment Risk. Foreign investing involves risks not typically associated with US investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. The foreign securities in which the Fund may invest may be issued by issuers located in emerging markets or developing countries. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investing in emerging market countries magnifies the risks inherent in foreign investing. The potential departure of one or more countries from the European Union may have significant political and financial consequences for global markets.Currency Rate Risk. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Fund’s holdings in foreign securities.Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.Convertible Securities Risk. The market value of convertible securities fluctuates with changes in interest rates and the market value of the underlying common or preferred stock.
Performance
The following bar chart and table show the performance of the Fund and provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by calling 855-223-0437 (toll free) or 312-557-7902.
Annual Total Return year ended December 31
Return does not reflect redemption fee and would be lower if it did.
Best Quarter:6/30/202020.13%Worst Quarter:3/31/2020-16.94%The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 11.89%.
Average Annual Total Returns as of December 31, 2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.The before and after-tax returns shown below reflect the application of the redemption fee.
After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.The Fund’s benchmark for performance comparison purposes is the Russell 1000 Value (Total Return) Index (the “Index”). The Index is a total return index. The table reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and administration fees, are not reflected in the Index calculations. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual return of this index would be lower.Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Frank Russell Company.